Prepaid Expenses	6 Months Ended
Jun. 30, 2025
Prepaid Expenses [Abstract]
Prepaid Expenses

9. Prepaid Expenses

As of June 30, 2025 and December 31, 2024, prepaid expenses consisted of the following balances:

	As of
	June 30, 2025	December 31, 2024
	(Unaudited)	(Audited)
Prepaid expenses	$981,764	$75,118
Less: amounts classified as non-current assets	(687,500)	—
Amounts classified as current assets	$294,264	$75,118

Prepaid expenses primarily represent prepaid administrative expenses and professional fees. As of June 30, 2025, the balance mainly comprised a prepaid professional fee of US$937,500 to an independent third party for regulatory compliance support, internal control evaluation and enhancement, corporate governance advisory, risk assessment and management, and coordination with external parties. The service period under the professional services agreement is four years. The portion of the contract value relating to services expected to be received within one year is classified as a current asset, and the remaining portion is classified as a non-current asset.

The estimated aggregate expense for the next four fiscal years is as follows:

As of June 30,	Estimated Expense
2026	$294,264
2027	250,000
2028	250,000
2030	187,500
$981,764